Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Allowance for Loan Losses

6. ALLOWANCE FOR LOAN LOSSES

Changes in the allowance for loan losses were as follows:

Allowance for Loan Losses and Recorded Investment in Financing Receivables

	For the Year Ended December 31, 2013
	Commercial	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$33,197	$2,734	$3,333	$6,609	$45,873
Charge-offs	(21,090)	(1,646)	(409)	(878)	(24,023)
Recoveries	11,747	488	15	290	12,540

Net charge-offs	(9,343)	(1,158)	(394)	(588)	(11,483)
Provision for loan losses	3,974	1,799	(41)	(4,585)	1,147

Ending balance	$27,828	$3,375	$2,898	$1,436	$35,537

Ending balance: individually evaluated for impairment	$916	$—	$—	$17	$933

Ending balance: collectively evaluated for impairment	$26,912	$3,375	$2,898	$1,419	$34,604

Financing Receivables:
Ending balance	$1,587,567	$213,757	$305,552	$30,828	$2,137,704

Ending balance: individually evaluated for impairment	$28,772	$4,988	$2,569	$586	$36,915

Ending balance: collectively evaluated for impairment	$1,558,795	$208,769	$302,983	$30,242	$2,100,789

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

	For the Year Ended December 31, 2012
	Commercial	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$34,227	$2,566	$903	$3,971	$41,667
Charge-offs	(51,265)	(2,489)	(249)	(1,610)	(55,613)
Recoveries	1,950	450	14	190	2,604

Net charge-offs	(49,315)	(2,039)	(235)	(1,420)	(53,009)
Provision for loan losses	48,285	2,207	2,665	4,058	57,215
Ending balance	$33,197	$2,734	$3,333	$6,609	$45,873

Ending balance: individually evaluated for impairment	$951	$—	$98	$—	$1,049

Ending balance: collectively evaluated for impairment	$32,246	$2,734	$3,235	$6,609	$44,824

Financing Receivables:
Ending balance	$1,725,567	$238,562	$273,413	$38,618	$2,276,160

Ending balance: individually evaluated for impairment	$71,443	$4,756	$5,612	$631	$82,442

Ending balance: collectively evaluated for impairment	$1,654,124	$233,806	$267,801	$37,987	$2,193,718

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

	For the Year Ended December 31, 2011
	Commercial	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$76,759	$2,883	$661	$1,410	$81,713
Charge-offs	(112,108)	(3,337)	(1,064)	(1,303)	(117,812)
Recoveries	2,459	88	43	523	3,113

Net charge-offs	(109,649)	(3,249)	(1,021)	(780)	(114,699)
Provision for loan losses	67,117	2,932	1,263	2,954	74,266
Reserves transferred	—	—	—	387	387
Ending balance	$34,227	$2,566	$903	$3,971	$41,667

Ending balance: individually evaluated for impairment	$5,429	$—	$14	$47	$5,490

Ending balance: collectively evaluated for impairment	$28,798	$2,566	$889	$3,924	$36,177

Financing Receivables:
Ending balance	$1,878,026	$265,987	$100,438	$46,671	$2,291,122

Ending balance: individually evaluated for impairment	$98,916	$4,595	$2,522	$97	$106,130

Ending balance: collectively evaluated for impairment	$1,779,110	$261,392	$97,916	$46,574	$2,184,992

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

Risk Characteristics

Commercial Loans. Included in this segment is commercial and industrial, commercial real estate owner occupied, commercial real estate non-owner occupied, and land and development. Many of the Company’s commercial and industrial loans have a real estate component as part of the collateral securing the loan. Commercial real estate owner occupied loans rely on the cash flow from the successful operation of the borrower’s business to make repayment. If the operating company experiences difficulties in terms of sales volume and/or profitability, the borrower’s ability to repay the loan may be impaired. Commercial real estate non-owner occupied loans rely on the payment of rent by third party tenants. The borrower’s ability to repay the loan or sell the property may be impacted by loss of tenants, lower lease rates needed to attract new tenants or the inability to sell a completed project in a timely fashion and at a profit. Commercial and industrial loans are primarily secured by assets of the business, such as accounts receivable and inventory. Due to the nature of the collateral securing these loans, the liquidation of these assets may be problematic and costly. Commercial real estate owner occupied and non-owner occupied loans are secured by the underlying properties. The local economy and real estate market affect the appraised value of these properties which may impact the ultimate repayment of these loans. Land and development loans are primarily repaid by the sale of the developed properties or by conversion to a permanent term loan. These loans are dependent upon the completion of the project on time and within budget, which may be impacted by general economic conditions. The Company requires cash collateral in an interest reserve in order to extend credit on construction projects to mitigate the credit risk.

Home Equity Loans. This segment consists of both home equity lines of credit and home equity term loans on single family residences. These loans rely on the personal income of the borrower for repayment which may be impacted by economic conditions, such as unemployment levels, interest rates and the housing market. These loans are primarily secured by second liens on properties. The secondary source of repayment may be impaired by the real estate market and local regulations.

Residential Real Estate Loans. Included in this segment are residential mortgages on single family residences. These loans rely on the personal income of the borrower for repayment which may be impacted by economic conditions, such as unemployment levels, interest rates and the housing market. These loans are primarily secured by liens on the underlying properties. The secondary source of repayment may be impaired by the real estate market and local regulations.

Other Loans. Other loans consist of personal credit lines, mobile home loans and consumer installment loans. These loans rely on the borrowers’ personal income for repayment and are either unsecured or secured by personal use assets and mobile homes. These loans may be impacted by economic conditions such as unemployment levels. The liquidation of the assets securing these loans may be difficult and costly.

The allowance for loan losses was $35.5 million, $45.9 million and $41.7 million at December 31, 2013, 2012 and 2011, respectively. The ratio of allowance for loan losses to loans held-for-investment was 1.66%, 2.02% and 1.82% at December 31, 2013, 2012 and 2011, respectively.

The provision for loan losses charged to expense is based upon historical loan loss experience, a series of qualitative factors, and an evaluation of estimated losses in the current commercial loan portfolio, including the evaluation of impaired loans under FASB ASC 310. Values assigned to the qualitative factors and those developed from historic loss experience provide a dynamic basis for the calculation of reserve factors for both pass-rated loans (general pooled allowance) and those criticized and classified loans that continue to perform.

A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in a loan being identified as impaired. For this purpose, delays less than 90 days are considered to be insignificant. Impairment losses are included in the provision for loan losses on the consolidated statements of operations. Impaired loans include accruing and non-accruing TDR loans. Loans not individually reviewed are evaluated as a group using reserve factor percentages based on historical loss and recovery experience and qualitative factors. Such loans generally include consumer loans, residential real estate loans, and small business loans. In determining the appropriate level of the general pooled allowance, management makes estimates based on internal risk ratings, which take into account such factors as debt service coverage, loan-to-value ratios, management’s abilities and external factors.

The following tables present the Company’s components of impaired loans, segregated by class of loans. Commercial and consumer loans that were collectively evaluated for impairment are not included in the data that follows:

Impaired Loans
As of December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$3,206	$3,281	$—	$1,884	$—	$—
CRE owner occupied	18,503	27,367	—	13,528	—	—
CRE non-owner occupied	1,969	2,251	—	66	—	—
Land and development	2,512	2,549	—	2,669	—	—
Consumer:
Residential real estate	2,569	3,135	—	1,689	—	—
Home Equity Lines of Credit	3,749	5,051	—	3,132	—	—
Home Equity Term Loans	1,238	1,456	—	918	—	—
Other	560	1,567	—	481	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$423	$425	$423	$73	$—	$—
CRE owner occupied	2,164	2,164	494	47	—	—
Consumer:
Other	26	27	17	16	—	—

Total commercial	$28,777	$38,037	$917	$18,267	$—	$—
Total consumer	$8,142	$11,236	$17	$6,236	$—	$—

Impaired Loans
As of December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$17,257	$19,094	$—	$13,112	$—	$—
Commercial & industrial, held for sale	1,125	2,252		1,987	—	—
CRE owner occupied	22,586	42,558	—	18,650	—	—
CRE owner occupied, held for sale	5,596	17,091		11,217	—	—
CRE non-owner occupied	5,305	6,979	—	5,379	—	—
CRE non-owner occupied, held for sale	5,428	9,583		5,269	—	—
Land and development	20,649	31,333	—	22,321	—	—
Land and development, held for sale	589	2,124		1,255	—	—
Consumer:
Residential real estate	5,428	5,852	—	4,176	—	—
Home Equity Lines of Credit	3,582	4,610	—	2,443	—	—
Home Equity Term Loans	1,174	1,285	—	864	—	—
Other	631	1,395	—	193	—	—

With an allowance recorded:
Commercial:
CRE owner occupied	4,649	8,779	649	4,675	—	—
Land and development	997	1,013	302	287	—	—
Consumer:
Residential Real Estate	184	194	98	67	—	—
Total commercial	$84,181	$140,806	$951	$84,152	$—	$—
Total consumer	$10,999	$13,336	$98	$7,743	$—	$—

Impaired Loans
As of December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$9,401	$12,778	$—	$3,640	$—	$—
CRE owner occupied	32,202	55,982	—	31,568	—	—
CRE non-owner occupied	7,308	8,328	—	4,698	—	—
Land and development	25,925	26,148	—	25,037	—	—
Consumer:
Residential real estate	2,434	2,758	—	470	—	—
Home Equity Lines of Credit	3,398	4,402	—	637	—	—
Home Equity Term Loans	1,197	1,306	—	228	—	—
Other	50	50	—	2	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$4,955	$6,110	$262	$5,662	$207	$207
CRE owner occupied	9,706	14,449	2,448	9,152	—	—
CRE non-owner occupied	2,565	3,468	229	1,143	—	—
Land and development	6,854	7,063	2,490	6,129	—	—
Consumer:
Residential Real Estate	89	164	14	45	—	—
Other	47	47	47	19	—	—

Total commercial	$98,916	$134,326	$5,429	$87,029	$207	$207
Total consumer	$7,215	$8,727	$61	$1,401	$—	$—

In accordance with FASB ASC 310, those impaired loans which are collateral dependent do not result in a specific allowance for loan losses. Included in impaired loans at December 31, 2013 were three TDRs, all of which were collateral dependent. In addition, one of the TDRs at December 31, 2013 included a commitment to lend additional funds of $100,000 as of December 31, 2013.

The following table presents an analysis of the Company’s TDR agreements entered into during the twelve months ended December 31, 2013, 2012 and 2011:

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	1	$1,417	$1,392
CRE owner occupied	1	413	406
Residential real estate	1	199	197

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
CRE owner occupied	1	$8,955	$8,955
CRE non-owner occupied	1	272	265
Land and development	1	371	413

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
CRE owner occupied	2	441	423
Land and development	1	1,745	737

The following tables present information regarding the types of concessions granted on loans that were restructured during the twelve months ended December 31, 2013, 2012 and 2011:

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2013
	Number of Contracts	Concession Granted
Commercial and industrial	1	Modified principal repayment terms.
CRE owner occupied	1	Interest rate concession.
Residential real estate	1	Modified term debt to interest only for a 6 month period.

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2012
	Number of Contracts	Concession Granted
CRE owner occupied	1	Reduction in the outstanding principal balance.
CRE non-owner occupied	1	Interest rate concession.
Land and development	1	Interest rate concession.

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2011
	Number of Contracts	Concession Granted
CRE Owner occupied	2	Reduction in the outstanding principal balance.
Land and development	1	Interest rate concession.

During the twelve months ended December 31, 2013, the Company did not have any TDR agreements that had subsequently defaulted that were entered into within the respective preceding twelve months. All TDRs are currently on non-accrual status.

Troubled Debt Restructurings That Subsequently Defaulted For the Year Ended December 31, 2012
	Number of Contracts	Outstanding Recorded Investment
Land and development	1	$748

Troubled Debt Restructurings That Subsequently Defaulted For the Year Ended December 31, 2011
	Number of Contracts	Outstanding Recorded Investment
Commercial and industrial	4	$13,614
CRE owner occupied	8	6,862

The following tables present the Company’s distribution of risk ratings loan portfolio, segregated by class, as of December 31, 2013, 2012 and 2011:

Credit Quality Indicators
As of December 31, 2013
Credit Risk by Internally Assigned Grade
	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$415,875	$407,486	$550,426	$61,303	$181,796	$24,016	$299,625	$29,994
Special Mention	37,064	17,741	9,464	494	—	—	—	—
Substandard	25,372	41,051	16,194	2,509	6,682	1,263	5,927	809
Doubtful	423	2,164	—	—				26

Total	$478,734	$468,442	$576,084	$64,306	$188,478	$25,279	$305,552	$30,829

Credit Quality Indicators
As of December 31, 2012
	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$479,983	$456,576	$544,645	$32,791	$200,429	$29,561	$265,139	$37,561
Special Mention	36,233	19,955	24,885	—	—	—	—	—
Substandard	40,750	51,294	15,327	23,128	7,291	1,281	8,274	1,057

Total	$556,966	$527,825	$584,857	$55,919	$207,720	$30,842	$273,413	$38,618

Credit Quality Indicators
As of December 31, 2011
	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$501,605	$515,555	$567,295	$42,268	$218,066	$40,138	$94,681	$44,821
Special Mention	26,062	24,483	30,013	5,799	—	—	—	—
Substandard	23,729	64,323	29,487	47,407	6,451	1,332	5,757	1,850

Total	$551,396	$604,361	$626,795	$95,474	$224,517	$41,470	$100,438	$46,671

The Company’s primary tool for assessing risk when evaluating a credit in terms of its underwriting, structure, documentation and eventual collectability is a risk rating system in which the loan is assigned a numeric value. Behind each numeric category is a defined set of characteristics reflective of the particular level of risk.

The risk rating system is based on a fourteen point grade using a two-digit scale. The upper seven grades are for “pass” categories, the middle grade is for the “criticized” category, while the lower six grades represent “classified” categories which are equivalent to the guidelines utilized by the OCC.

The portfolio manager is responsible for assigning, maintaining, and documenting accurate risk ratings for all commercial loans and commercial real estate loans. The portfolio manager assigns a risk rating at the inception of the loan, reaffirms it annually, and adjusts the rating based on the performance of the loan. As part of the loan review process, a regional credit officer will review risk ratings for accuracy. The portfolio manager’s risk rating will also be reviewed periodically by the loan review department and the Bank’s regulators.

To calculate risk ratings in a consistent fashion, the Company uses a Risk Rating Methodology that assesses quantitative and qualitative components which include elements of its financial condition, abilities of management, position in the market, collateral and guarantor support and the impact of changing conditions. When combined with professional judgment, an overall risk rating is assigned.

The following tables present the Company’s analysis of past due loans, segregated by class of loans, as of December 31, 2013, 2012 and 2011:

Aging of Receivables
As of December 31, 2013
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$9,149	$2,726	$3,452	$15,327	$463,407	$478,734	$—
CRE owner occupied	4,901	5,865	3,753	14,519	453,923	468,442	—
CRE non-owner occupied	899	4,661	1,070	6,630	569,454	576,084	—
Land and development	—	—	2,512	2,512	61,794	64,306	—
Consumer:
Home equity lines of credit	3,030	1,457	2,324	6,811	181,667	188,478	—
Home equity term loans	1,032	223	825	2,080	23,199	25,279	—
Residential real estate	12,776	1,927	1,086	15,789	289,763	305,552	—
Other	340	202	378	920	29,909	30,829	—

Total	$32,127	$17,061	$15,400	$64,588	$2,073,116	$2,137,704	$—

Aging of Receivables
As of December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$3,192	$797	$2,350	$6,339	$550,627	$556,966	$—
CRE owner occupied	5,828	223	10,811	16,862	510,963	527,825	—
CRE non-owner occupied	4,037	1	2,974	7,012	577,845	584,857	—
Land and development	3,823	—	12,139	15,962	39,957	55,919	—
Consumer:
Home equity lines of credit	2,296	880	2,518	5,694	202,026	207,720	—
Home equity term loans	960	340	972	2,272	28,570	30,842	—
Residential real estate	8,387	328	5,288	14,003	259,410	273,413	—
Other	599	273	499	1,371	37,247	38,618	—

Total	$29,122	$2,842	$37,551	$69,515	$2,206,645	$2,276,160	$—

Aging of Receivables
As of December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$1,024	$4,600	$6,407	$12,031	$539,635	$551,396	$—
CRE owner occupied	6,408	1,176	35,003	42,587	561,774	604,361	—
CRE non-owner occupied	2,187	4,81	8,398	15,566	611,229	626,795	—
Land and development	371	—	32,088	32,459	63,015	95,474	—
Consumer:
Home equity lines of credit	2,001	1,016	3,182	6,199	218,318	224,517	138
Home equity term loans	687	145	1,200	2,032	39,438	41,470	—
Residential real estate	3,324	565	2,307	6,196	94,242	100,438	—
Other	891	227	902	2,020	44,651	46,671	16

Total	$16,893	$12,710	$89,487	$119,090	$2,172,032	$2,291,122	$154